Related Party Transactions and Balances - Summary of Related Party Transactions (Parenthetical) (Detail)	0 Months Ended	12 Months Ended
	Jun. 17, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Number of key lease agreements acquired		8
Symbol Media [Member]
Related Party Transaction [Line Items]
Ordinary shares issued	2,052,239	2,050,000